EMPLOYEE RETENTION ALLOWANCE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [Abstract]
Disclosure of detailed information about employee retention allowance [Table Text Block]
$
Balance at January 1, 2023	173,110
Foreign exchange adjustment	4,174
Balance at December 31, 2023	177,284
Foreign exchange adjustment	(14,327)
Balance at December 31, 2024	162,957